Financial Instruments Not Recorded at Fair Value (Parenthetical) (Detail) (8.875% Senior Notes)	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Senior note, interest rate	8.875%	8.875%
Senior note, maturity year	2020	2020
Carrying Amount
Derivatives, Fair Value [Line Items]
Senior note, interest rate	8.875%	8.875%
Senior note, maturity year	2020	2020
Fair Value
Derivatives, Fair Value [Line Items]
Senior note, interest rate	8.875%	8.875%
Senior note, maturity year	2020	2020